Fair Value Measurements	12 Months Ended
Sep. 30, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements	FAIR VALUE MEASUREMENTS

FASB ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active exchange markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active and other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Company has established and documented the process for determining the fair values of its assets and liabilities, where applicable. Fair value is based on quoted market prices, when available, for identical or similar assets or liabilities. In the absence of quoted market prices, fair value is determined using valuation models or third-party appraisals. The following is a description of the valuation methodologies used to measure and report the fair value of financial assets and liabilities on a recurring or nonrecurring basis.
Measured on a Recurring Basis
Available-for-sale investment securities and derivative contracts
Securities available for sale are recorded at fair value on a recurring basis. The fair value of debt securities are priced using model pricing based on the securities' relationship to other benchmark quoted prices as provided by an independent third party, and under GAAP are considered a Level 2 input method. Securities that are traded on active exchanges, including the Company's equity securities, are measured using the closing price in an active market and are considered a Level 1 input method.
The Company offers interest rate swaps to its variable rate borrowers who want to manage their interest rate risk. At the same time, the Company enters into the opposite trade with a counter party to offset its interest rate risk. The Company has also entered various forms of fair value hedges and cash flow hedges using interest rate swaps. The fair value of these interest rate swaps are estimated by a third party pricing service using a discounted cash flow technique. These are considered a Level 2 input method.

The following table presents the balance and level in the fair value hierarchy for assets and liabilities that are measured at fair value on a recurring basis.

	September 30, 2019
	Level 1	Level 2	Level 3	Total
	(In thousands)
Available-for-sale securities
U.S. government and agency securities	$—	$270,778	$—	$270,778
Municipal bonds	—	22,642	—	22,642
Corporate debt securities	—	209,763	—	209,763
Mortgage-backed securities
Agency pass-through certificates	—	982,559	—	982,559
Total Available-for-sale securities	—	1,485,742	—	1,485,742
Client swap program hedges	—	20,381	—	20,381
Mortgage loan fair value hedges	—	1,608	—	1,608
Total Financial Assets	$—	$1,507,731	$—	$1,507,731

Financial Liabilities
Client swap program hedges	$—	$20,381	$—	$20,381
Commercial loan fair value hedges	—	4,288	—	4,288
Borrowings cash flow hedges	—	7,877	—	7,877
Total Financial Liabilities	$—	$32,546	$—	$32,546

There were no transfers between, into and/or out of Levels 1, 2 or 3 during the year ended September 30, 2019.

	September 30, 2018
	Level 1	Level 2	Level 3	Total
	(In thousands)
Available-for-sale securities
Equity securities	$488	$—	$—	$488
U.S. government and agency securities	—	207,293	—	207,293
Municipal bonds	—	22,978	—	22,978
Corporate debt securities	—	184,695	—	184,695
Mortgage-backed securities
Agency pass-through certificates	—	896,041	—	896,041
Commercial MBS	—	3,462	—	3,462
Total Available-for-sale securities	488	1,314,469	—	1,314,957
Client swap program hedges	—	12,731	—	12,731
Commercial loan fair value hedges	—	3,857	—	3,857
Borrowings cash flow hedges	—	22,250	—	22,250
Total Financial Assets	$488	$1,353,307	$—	$1,353,795

Financial Liabilities
Client swap program hedges	$—	$12,731	$—	$12,731
Total Financial Liabilities	$—	$12,731	$—	$12,731
There were no transfers between, into and/or out of Level 1, 2 or 3 during the year ended September 30, 2018.
Measured on a Nonrecurring Basis
Impaired Loans & Real Estate Owned

Real estate owned ("REO") consists principally of properties acquired through foreclosure. From time to time, and on a nonrecurring basis, adjustments using fair value measurements are recorded to reflect increases or decreases based on the current appraisal or estimated value of the collateral, but only up to the fair value of the real estate owned as of the initial transfer date less selling costs.

When management determines that the fair value of the collateral dependent impaired loans or the real estate owned requires additional adjustments, either as a result of an updated appraised value or when there is no observable market price, the Company classifies the impaired loan or real estate owned as Level 3. Level 3 assets recorded at fair value on a nonrecurring basis represent impaired loans for which a specific reserve is recorded or a partial charge-off was recorded based on the fair value of collateral, as well as real estate owned where the fair value of the property was less than the cost basis.

The following table presents the recorded balance of assets that were measured at estimated fair value on a nonrecurring basis for the periods presented, and the total gains (losses) resulting from those fair value adjustments for the periods presented. The estimated fair values are presented gross of estimated selling costs.

	September 30, 2019				Three Months Ended September 30, 2019	Twelve Months Ended September 30, 2019
	Level 1	Level 2	Level 3	Total	Total Gains (Losses)
	(In thousands)
Impaired loans (1)	$—	$—	$6,662	$6,662	$(2,176)	$(7,796)
Real estate owned (2)	—	—	7,307	7,307	(275)	119
Balance at end of period	$—	$—	$13,969	$13,969	$(2,451)	$(7,677)

(1)	The gains (losses) represent remeasurements of collateral-dependent impaired loans.

(2)	The gains (losses) represent aggregate writedowns and charge-offs on real estate owned.

	September 30, 2018				Three Months Ended September 30, 2018	Twelve Months Ended September 30, 2018
	Level 1	Level 2	Level 3	Total	Total Gains (Losses)
	(In thousands)
Impaired loans (1)	$—	$—	$16,500	$16,500	$(707)	$(4,800)
Real estate owned (2)	—	—	7,455	7,455	(126)	(782)
Balance at end of period	$—	$—	$23,955	$23,955	$(833)	$(5,582)

(1)	The gains (losses) represent remeasurements of collateral-dependent impaired loans.

(2)	The gains (losses) represent aggregate writedowns and charge-offs on real estate owned.
The following describes the process used to value Level 3 assets measured on a nonrecurring basis:
Impaired loans - The Company adjusts the carrying amount of impaired loans when there is evidence of probable loss and the expected fair value of the loan is less than its contractual amount. The amount of the impairment may be determined based on the estimated present value of future cash flows or the fair value of the underlying collateral. Impaired loans with a specific reserve allowance based on cash flow analysis or the value of the underlying collateral are classified as Level 3 assets.
The evaluations for impairment are prepared by the Company's Problem Loan Review Committee, which is chaired by the Chief Credit Officer and includes the Loan Review Manager and Special Credits Manager, as well as senior credit officers, division managers and group executives, as applicable. These evaluations are performed in conjunction with the quarterly allowance for loan loss process.
Applicable loans that were included in the previous quarter's review are reevaluated and if their values are materially different from the prior quarter evaluation, the underlying information (loan balance and collateral value) are compared. Material differences are evaluated for reasonableness and discussions are held between the relationship manager and their division manager to understand the difference and determine if any adjustment is necessary.
The inputs are developed and substantiated on a quarterly basis, based on current borrower developments, market conditions and collateral values. The following methods are used to value impaired loans:

•
The fair value of the collateral, which may take the form of real estate or personal property, is based on internal estimates, field observations, assessments provided by third-party appraisers and other valuation models. The Company performs or reaffirms valuations of collateral-dependent impaired loans at least annually. Adjustments are made if management believes that more recent information is available and relevant with respect to the fair value of the collateral.

•
The present value of the expected future cash flows of the loans is used for measurement of non collateral-dependent loans to test for impairment. The Company estimates the future cash flows and then discounts those using the contractual interest rate.

Real estate owned - When a loan is reclassified from loan status to real estate owned due to the Company taking possession of the collateral, a Special Credits officer, along with the Special Credits Manager, obtains a valuation, which may include appraisals or third-party price options, which is used to establish the fair value of the underlying collateral. The determined fair value, less selling costs, becomes the carrying value of the REO asset.

Fair Values of Financial Instruments

U. S. GAAP requires disclosure of fair value information about financial instruments, whether or not recognized on the statement of financial condition, for which it is practicable to estimate those values. Certain financial instruments and all non-financial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value estimates presented do not reflect the underlying fair value of the Company. Although management is not aware of any factors that would materially affect the estimated fair value amounts presented below, such amounts have not been comprehensively revalued for purposes of these financial statements since the dates shown, and therefore, estimates of fair value subsequent to those dates may differ significantly from the amounts presented below.

		September 30, 2019		September 30, 2018
	Level	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
		(In thousands)
Financial assets
Cash and cash equivalents	1	$419,158	$419,158	$268,650	$268,650
Available-for-sale securities:
Equity securities	1	—	—	488	488
U.S. government and agency securities	2	270,778	270,778	207,293	207,293
Municipal bonds	2	22,642	22,642	22,978	22,978
Corporate debt securities	2	209,763	209,763	184,695	184,695
Mortgage-backed securities
Agency pass-through certificates	2	982,559	982,559	896,041	896,041
Commercial MBS	2	—	—	3,462	3,462
Total available-for-sale securities		1,485,742	1,485,742	1,314,957	1,314,957
Held-to-maturity securities:
Mortgage-backed securities
Agency pass-through certificates	2	1,428,480	1,448,088	1,610,420	1,533,742
Commercial MBS		15,000	15,007	15,000	15,028
Total held-to-maturity securities		1,443,480	1,463,095	1,625,420	1,548,770

Loans receivable	3	11,930,575	12,617,600	11,477,081	11,556,326
FHLB and FRB stock	2	123,990	123,990	127,190	127,190
Other assets - client swap program hedges	2	20,381	20,381	12,731	12,731
Other assets - commercial loan fair value hedges	2	—	—	3,857	3,857
Other assets - mortgage loan fair value hedges	2	1,608	1,608	—	—
Other assets - borrowings cash flow hedges	2	—	—	22,250	22,250

Financial liabilities
Time deposits	2	4,906,963	4,937,847	4,804,803	4,779,040
FHLB advances and other borrowings	2	2,250,000	2,282,887	2,330,000	2,316,964
Other liabilities - client swap program hedges	2	20,381	20,381	12,731	12,731
Other liabilities - commercial loan fair value hedges	2	4,288	4,288	—	—
Other liabilities - borrowings cash flow hedges	2	7,877	7,877	—	—

The following methods and assumptions were used to estimate the fair value of financial instruments:
Cash and cash equivalents – The carrying amount of these items is a reasonable estimate of their fair value.
Available-for-sale securities and held-to-maturity securities – Securities at fair value are primarily priced using model pricing based on the securities' relationship to other benchmark quoted prices as provided by an independent third party, and are considered a Level 2 input method. Equity securities which are exchange traded are considered a Level 1 input method.
Loans receivable – Fair values are estimated first by stratifying the portfolios of loans with similar financial characteristics. Loans are segregated by type such as multi-family real estate, residential mortgage, construction, commercial, consumer and land loans. Each loan category is further segmented into fixed- and adjustable-rate interest terms. For residential mortgages and multi-family loans, the bank determined that its best exit price was by securitization. MBS benchmark prices are used as a base price, with further loan level pricing adjustments made based on individual loan characteristics such as FICO score, LTV, Property Type and occupancy. For all other loan categories an estimate of fair value is then calculated based on discounted cash flows using a discount rate offered and observed in the market on similar products, plus an adjustment for liquidity to reflect the non-homogeneous nature of the loans, as well as an annual loss rate based on historical losses to arrive at an estimated exit price fair value. Fair value for impaired loans is also based on recent appraisals or estimated cash flows discounted using rates commensurate with risk associated with the estimated cash flows. Assumptions regarding credit risk, cash flows and discount rates are judgmentally determined using available market information and specific borrower information.
FHLB and FRB stock – The fair value is based upon the par value of the stock which equates to its carrying value.
Time deposits – The fair value of fixed-maturity time deposits is estimated by discounting the estimated future cash flows using the rates currently offered for deposits with similar remaining maturities.
FHLB advances – The fair value of FHLB advances and other borrowings is estimated by discounting the estimated future cash flows using rates currently available to the Company for debt with similar remaining maturities.
Interest rate swaps – The Bank offers interest rate swaps to its variable rate borrowers who want to manage their interest rate risk. At the same time, the Bank enters into the opposite trade with a counterparty to offset its interest rate risk. The Bank also uses interest rate swaps for various fair value hedges and cash flow hedges. The fair value of interest rate swaps are estimated by a third-party pricing service using a discounted cash flow technique.